UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):  [    ]  is a restatement.
                                  [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Old West Investment Management, LLC.
Address:  601 South Figueroa Street, Suite 2250
          Los Angeles, California  90017

Form 13F File Number:  28-15252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chad Cook
Title:    Chief Compliance Officer
Phone:    (213) 943-1740

Signature, Place, and Date of Signing:


/s/ Chad Cook         Los Angeles, California                May 14, 2013
-------------------------------------------------------------------------------
Signature                   City, State                          Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                        ---------------
Form 13F Information Table Entry Total:           73
                                        ---------------
Form 13F Information Table Value Total:     $200,840
                                        ---------------
                                           (thousands)


List of Other Included Managers:     NONE

                                                                  FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE   SHARED NONE
----------------------------- --------------- --------- -------- -------- --- ---- ------- -------- ------ ------ -----
AGNICO EAGLE MINES LTD        COM             008474108      624    15215 SH       Sole              15215
ALERE INC                     COM             01449J105      755    29578 SH       Sole              29578
ARC DOCUMENT SOLUTIONS INC    COM             00191G103       31    10442 SH       Sole              10442
AMERICAN INTL GROUP INC       COM NEW         026874784     1420    36601 SH       Sole              36601
ASCENT CAP GROUP INC          COM SER A       043632108     5400    72546 SH       Sole              72546
AUTONATION INC                COM             05329W102     8155   186412 SH       Sole             186412
BANK OF AMERICA CORPORATION   COM             060505104     1750   143716 SH       Sole             143716
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702      719     6901 SH       Sole               6901
BLACK DIAMOND INC             COM             09202G101      715    78554 SH       Sole              78554
BOULDER BRANDS INC            COM             101405108      405    45135 SH       Sole              45135
CINTAS CORP                   COM             172908105     1263    28622 SH       Sole              28622
COLFAX CORP                   COM             194014106     5662   121667 SH       Sole             121667
COMPUTER SCIENCES CORP        COM             205363104      584    11876 SH       Sole              11876
DEVON ENERGY CORP NEW         COM             25179M103      490     8689 SH       Sole               8689
DIRECTV                       COM             25490A309      879    15547 SH       Sole              15547
EMERSON ELEC CO               COM             291011104     1055    18892 SH       Sole              18892
EOG RES INC                   COM             26875P101     1101     8603 SH       Sole               8603
EXCO RESOURCES INC            COM             269279402      535    75100 SH       Sole              75100
FORD MTR CO DEL               COM PAR $0.01   345370860      722    54914 SH       Sole              54914
FURNITURE BRANDS INTL INC     COM             360921100      246   246251 SH       Sole             246251
GAP INC DEL                   COM             364760108      787    22253 SH       Sole              22253
HANSEN MEDICAL INC            COM             411307101      248   123698 SH       Sole             123698
HESS CORP                     COM             42809H107     1329    18571 SH       Sole              18571
HEWLETT PACKARD CO            COM             428236103     1346    56476 SH       Sole              56476
JPMORGAN CHASE & CO           COM             46625H100      692    14599 SH       Sole              14599
KINDER MORGAN INC DEL         COM             49456B101     1160    30000 SH       Sole              30000
LAMAR ADVERTISING CO          CL A            512815101      410     8450 SH       Sole               8450
LEGG MASON INC                COM             524901105      657    20454 SH       Sole              20454
LENNAR CORP                   CL A            526057104      387     9347 SH       Sole               9347
LEUCADIA NATL CORP            COM             527288104    11191   408018 SH       Sole             408018
LIBERTY MEDIA CORP DELAWARE   COM             531229102     6768    60632 SH       Sole              60632
LIVE NATION ENTERTAINMENT IN  COM             538034109     5509   445353 SH       Sole             445353
MANNKIND CORP                 COM             56400p201      729   215125 SH       Sole             215125
MARTIN MARIETTA MATLS INC     COM             573284106      786     7712 SH       Sole               7712
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105     1302   123184 SH       Sole             123184
MASCO CORP                    COM             574599106      494    24409 SH       Sole              24409
MBIA INC                      COM             55262C100      709    69094 SH       Sole              69094
MCEWEN MNG INC                COM             58039P107      975   341189 SH       Sole             341189
MEDTRONIC INC                 COM             585055106      720    15340 SH       Sole              15340
MICROSOFT CORP                COM             594918104      590    20658 SH       Sole              20658
MURPHY OIL CORP               COM             626717102     1301    20424 SH       Sole              20424
NEW GOLD INC CDA              COM             644535106      804    88429 SH       Sole              88429
OPKO HEALTH INC               COM             68375N103      406    53217 SH       Sole              53217
PACIFIC MERCANTILE BANCORP    COM             694552100      395    67687 SH       Sole              67687
PROLOR BIOTECH INC            COM             74344F106      173    34234 SH       Sole              34234
PROSPECT CAPITAL CORPORATION  COM             74348T102      763    70000 SH       Sole              70000
SANDRIDGE ENERGY INC          COM             80007P307      541   102748 SH       Sole             102748
SEARS HLDGS CORP              COM             812350106    46547   931509 SH       Sole             931509
SEARS HOMETOWN & OUTLET STOR  COM             812362101     6721   166586 SH       Sole             166586
SKILLED HEALTHCARE GROUP INC  CL A            83066R107      978   148983 SH       Sole             148983
SONIC AUTOMOTIVE INC          CL A            83545G102      451    20385 SH       Sole              20385
ST JOE CO                     COM             790148100     1034    48676 SH       Sole              48676
STARWOOD PPTY TR INC          COM             85571B105     1388    50000 SH       Sole              50000
SYNTA PHARMACEUTICALS CORP    COM             87162T206      190    22126 SH       Sole              22126
TEXAS INDS INC                COM             882491103      635    10062 SH       Sole              10062
THERAVANCE INC                COM             88338T104      388    16443 SH       Sole              16443
U S G CORP                    COM NEW         903293405     1111    42056 SH       Sole              42056
VIASAT INC                    COM             92552V100      461     9523 SH       Sole               9523
WAL-MART STORES INC           COM             931142103     3118    41680 SH       Sole              41680
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103      863    71153 SH       Sole              71153
YAMANA GOLD INC               COM             98462Y100     1030    67106 SH       Sole              67106
NOVARTIS A G                  SPONSORED ADR   66987V109      746    10474 SH       Sole              10474
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209     1048    26429 SH       Sole              26429
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104      843    28778 SH       Sole              28778
CALUMET SPECIALTY PRODS PTNR  UT LTD PARTNER  131476103     1750    47000 SH       Sole              47000
ENERGY TRANSFER PRTNRS LP     UNIT LTD PARTN  29273R109      608    12000 SH       Sole              12000
WESTERN GAS PARTNERS LP       COM UNIT LP IN  958254104     1618    27236 SH       Sole              27236
ANNALY CAP MGMT INC           COM             035710409      317    20000 SH       Sole              20000
PENNYMAC MTG INVT TR          COM             70931T103      517    20000 SH       Sole              20000
REDWOOD TR INC                COM             758075402      880    37993 SH       Sole              37993
WINTHROP RLTY TR              SH BEN INT NEW  976391300     1087    86432 SH       Sole              86432
SPDR S&P 500 ETF TR           TR UNIT         78462F103    31412   200500 SH  PUT  Sole             200500
                                                           21416   136700 SH  PUT  Sole             136700
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